UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

781 Crandon Blvd. Unit 602

Key Biscayne, FL 33149

(Address of Principal Executive Offices)  (Zip Code)

Brian J. Frank, Frank Capital Partners LLC

781 Crandon Blvd. Unit 602

Key Biscayne, FL 33149

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

FRANK FUNDS

ANNUAL REPORT

FRANK VALUE FUND

Class C – FNKCX

Institutional Class – FNKIX

Investor Class – FRNKX

LEIGH BALDWIN TOTAL RETURN FUND – LEBOX

June 30, 2016

FRANK FUNDS

SHAREHOLDER LETTER

JUNE 30, 2016 (UNAUDITED)

To our Fellow Shareholders,

In the Frank Funds’ fiscal year ended June 30, 2016, stock-multiples continued to expand as prices increased while company earnings decreased. The US stock market experienced a few bouts of downward volatility, but none were significant enough to end the second longest bull market in US history. Corporations again maintained a frenzied pace of stock repurchases, boosting their stock prices, while increasing corporate debt levels above those that preceded the 2008 financial crisis. Investor flows appear to explain the disconnect between fundamentals and valuations.

Investment Company Institute data shows investments in passive strategies increased $1 trillion since January 2007, and investments in active strategies decreased $1 trillion in the same time period. This is a $2 trillion swing. Additionally, Morningstar reports that passive vehicles represent more than 40% of US equity fund assets which is double the share from a decade ago. Clearly the trend shuns fundamental research. Instead flows are rewarding momentum stocks as increases in market cap raise index weightings which beget flows. Frank Funds is of the opinion this is an extremely dangerous and unsustainable trend. As active managers we have positioned our funds to weather the inevitable unraveling of Wall Street’s latest romp to excess.

Leigh Baldwin Total Return Fund Portfolio Performance

Leigh Baldwin, the advisor to the Leigh Baldwin Total Return Fund (“Baldwin Fund”), is beginning his ninth year at the helm of LEBOX.  The on-going mantra of the fund remains the same, invest in high quality stocks that generally pay dividends and use options to simultaneously protect these equity investments from significant downturns. We are squarely in the market neutral investment camp, as long individual investments are paired with corresponding short positions with the goal of positive returns from managing each hedge.

During the most recent fiscal year, in almost “Groundhog Day” fashion, the investment environment continued to reflect the previous 3 years.  Slow economic growth combined with historically low interest rates resulted in marginal stock appreciation that was all but wiped out by a second dramatic drop in oil prices beginning in the late summer of 2015.  January of 2016 will be remembered (or forgotten) as one of the worst starts to the year for stocks in history and while the fund performed relatively well in this environment, it was not enough to eke out gains for the fiscal year.  The Baldwin Fund lost 3.49% for the year ending June 2016 which compares to a 0.59% loss in the HFRX Equity Market Neutral Index during the same time period.

In the advisor’s opinion, the Baldwin Fund is not directly correlated with either stocks or bonds, and in fact the bond exposure of the fund has purposely been lowered to less than 5% of assets.  Furthermore, the advisor believes that the risk to reward ratio of most fixed income ideas is flashing extreme warning signs.  The good news is that we will be able to manage risk in both stocks and bonds going forward.  The bad news is that the fund is a creature of high volatility and high interest rates, which is exactly the opposite of market conditions for the past 7 years.

FRANK FUNDS

SHAREHOLDER LETTER (CONTINUED)

JUNE 30, 2016 (UNAUDITED)

During the most recent fiscal year, the fund was positively impacted by several large cap stocks.  Interestingly, 2015 was the year of the “FANG” stocks (Facebook, Amazon, Netflix, and Google), which represented almost all of the NASDAQ’s gains.  While the fund did own all four of these stocks at one time or another, the impact to the fund was mitigated by losses in traditional dividend paying energy names like ExxonMobil and Kinder Morgan and some large cap pharmaceuticals that were hit at the start of 2016. We begin the ninth year of the fund with confidence in the strategy combined with the expectation that the opportunities for a fund that is not correlated directly with other traditional asset classes, may prove to have a positive outcome.

Frank Value Fund Portfolio Performance

The Frank Value Fund (“Value Fund”), as measured by Investor Class, lost -0.39% for the fiscal year ended June 30, 2016, compared to a gain of 3.99% for its benchmark, the S&P 500 Total Return Index. Since inception (7/21/04) on an annualized basis, the Value Fund has generated a return of 7.42%, compared to a gain of 7.75% for the S&P 500 Total Return Index.

Relative to the benchmark, the Value Fund experienced a challenging fiscal year in the financial services sector, driven primarily by stock allocation decisions. In the financial services sector, Blackhawk Network Holdings, an operator of a secure financial network for gift card balances, suffered from a delay in retailer rollout of new EMV “chip” gift cards. Blackhawk Network Holdings encountered slowing sales in addition to declining traffic at retailer partners. Management has indicated this is a temporary slowdown as the industry is still heavily incentivized to convert to EMV. As such, the Value Fund continued to hold its stake in Blackhawk Network Holdings during the fiscal year ended June 30, 2016.

The Value Fund experienced a strong year in the materials sector, driven by stock allocation decisions. In the materials sector, Goldcorp and Barrick Gold, gold mining companies, posted revenue, operating income, and net income growth. The Value Fund continued to hold its positions in Goldcorp and Barrick Gold, which have returned roughly 60% and 190% in the past six months.

Thank you for your investments.  We look forward to continue working with you.

Sincerely,

Brian Frank

President

Frank Funds

VALUE FUND – INVESTOR CLASS

PERFORMANCE ILLUSTRATION

JUNE 30, 2016 (UNAUDITED)

 AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIODS ENDED JUNE 30, 2016

FUND/INDEX	1-YEAR	5-YEAR	10-YEAR	SINCE INCEPTION	VALUE AS OF 6/30/16
Frank Value Fund - Investor Class	-0.39%	8.18%	7.27%	7.42%	$23,510
S&P 500 Total Return Index	3.99%	12.09%	7.42%	7.75%	$24,391

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 7/21/2004 for the Investor Class (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (888)-217-5426.

VALUE FUND – CLASS C

PERFORMANCE ILLUSTRATION

JUNE 30, 2016 (UNAUDITED)

AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIODS ENDED JUNE 30, 2016

FUND/INDEX	1-YEAR	5 Year	SINCE INCEPTION	VALUE AS OF 6/30/16
Frank Value Fund - Class C	-1.16%	7.40%	10.38%	$17,674
S&P 500 Total Return Index	3.99%	12.09%	13.65%	$20,921

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 9/23/2010 for Class C (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (888)-217-5426.

VALUE FUND – INSTITUTIONAL CLASS

PERFORMANCE ILLUSTRATION

JUNE 30, 2016 (UNAUDITED)

AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIODS ENDED JUNE 30, 2016

FUND/INDEX	1-YEAR	5-YEAR	SINCE INCEPTION	VALUE AS OF 6/30/16
Frank Value Fund - Institutional Class	-0.09%	8.46%	10.14%	$17,273
S&P 500 Total Return Index	3.99%	12.09%	12.89%	$19,852

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 11/03/2010 for the Institutional Class (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (888)-217-5426.

BALDWIN FUND

PERFORMANCE ILLUSTRATION

JUNE 30, 2016 (UNAUDITED)

 AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIODS ENDED JUNE 30, 2016

FUND/INDEX	1-YEAR	5-YEAR	SINCE INCEPTION	VALUE AS OF 6/30/16
Leigh Baldwin Fund	(3.49)%	(2.08)%	(1.51)%	$ 8,864
S&P 500 Index	3.99%	12.09%	8.95%	$19,699
HFRX Equity Market Neutral Index	(0.59)%	(0.97)%	(1.07)%	$ 9,184

Cumulative Performance Comparison $10,000 Investment Since Inception

25,000
20,000
15,000
10,000
5,000
-
0
Leigh Baldwin Total Return Fund
S&P 500 Index
HFRX Equity Market Neutral Index
Inception Date: 8/1/2008
Aug-08
Oct-08
Dec-08
Feb-09
Apr-09
Jun-09
Aug-09
Oct-09
Dec-09
Feb-10
Apr-10
Jun-10
Aug-10
Oct-10
Dec-10
Feb-11
Apr-11
Jun-11
Aug-11
Oct-11
Dec-11
Feb-12
Apr-12
Jun-12
Aug-12
Oct-12
Dec-12
Feb-13
Apr-13
Jun-13
Aug-13
Oct-13
Dec-13
Feb-14
Apr-14
Jun-14
Aug-14
Oct-14
Dec-14
Feb-15
Apr-15
Jun-15
Aug-15
Oct-15
Dec-15
Feb-16
Apr-16
Jun-16

This chart assumes an initial investment of $10,000 made on 8/1/2008 (commencement of investment operations).  Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

Equity Market Neutral strategies employ sophisticated quantitative techniques of analyzing price data to ascertain information about future price movement and relationships between securities, select securities for purchase and sale. These can include both Factor-based and Statistical Arbitrage/Trading strategies. Factor-based investment strategies include strategies in which the investment thesis is predicated on the systematic analysis of common relationships between securities. In many but not all cases, portfolios are constructed to be neutral to one or multiple variables, such as broader equity markets in dollar or beta terms, and leverage is frequently employed to enhance the return profile of the positions identified. Statistical Arbitrage/Trading strategies consist of strategies in which the investment thesis is predicated on exploiting pricing anomalies which may occur as a function of expected mean reversion inherent in security prices; high frequency techniques may be employed and trading strategies may also be employed on the basis on technical analysis or opportunistically to exploit new information the investment manager believes has not been fully, completely or accurately discounted into current security prices.

Hedge Fund Research, Inc. (HFR) utilizes a UCITSIII compliant methodology to construct the HFRX Hedge Fund Indices. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. HFRX Indices utilize state-of-the-art quantitative techniques and analysis; multi-level screening, cluster analysis, Monte-Carlo simulations and optimization techniques ensure that each Index is a pure representation of its corresponding investment focus.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (888)-217-5426.

VALUE FUND

PORTFOLIO ANALYSIS

JUNE 30, 2016 (UNAUDITED)

The following chart gives a visual breakdown of the Frank Value Fund (the “Value Fund”) by the industry sectors, while the underlying securities represent a percentage of the portfolio of investments.

U.S. Government Agencies & Obligations 19.87%
Basic Materials 9.09%
Consumer Cyclical 8.41%
Technology 10.44%
Financial Services 24.48%
Money Market Fund 24.33%
Industrials 3.38%

Sectors are based on Morningstar® classifications.

Per the fee table in the November 1, 2015 Prospectus, the Fund’s total annual operating expense ratio was 1.54%, 2.29%, and 1.29% for Investor Class, Class C, and Institutional Class Shares, respectively.

Portfolio composition subject to change.

BALDWIN FUND

PORTFOLIO ANALYSIS

JUNE 30, 2016 (UNAUDITED)

The following chart gives a visual breakdown of the Leigh Baldwin Total Return Fund (the “Baldwin Fund”) by the industry sectors or investment type, while the underlying securities represent a percentage of the portfolio of investments.

Basic Materials
2.58%
Closed End Fund
0.41%
Communication
Services
2.50%
Consumer Cyclical
5.45%
Consumer Defensive
3.20%
Exchange Traded Funds
10.28%
Financial Services
12.13%
Healthcare
24.61%
Industrials
17.69%
Money Market Fund
0.20%
Technology
20.95%

Sectors are based on Morningstar® classifications.

The above chart excludes Written Options.  Purchased options are represented by the underlying security sector.

Portfolio composition subject to change.

Per the fee table in the November 1, 2015 Prospectus the Fund’s total annual operating expenses ratio was 4.69%. The Adviser has contractually agreed to limit its fees and reimburse expenses, subject to certain limitations, until at least October 31, 2023. After waiver the Fund’s net expense ratio in the November 1, 2015 Prospectus was 2.82%.

VALUE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016

Shares		Value

COMMON STOCKS - 43.22%

Arrangement of Transportation - 0.67%
27,070	Roadrunner Transportation Systems, Inc. *	$ 201,942

Electronic Computers - 4.25%
6,747	Apple, Inc.	645,013
25,541	Teradata Corp. *	640,313
		1,285,326
Finance Lessors - 2.32%
139,838	CPI Card Group, Inc.	700,588

Finance Services - 2.29%
20,655	Blackhawk Network Holdings, Inc. Class A *	691,736

Fire, Marine & Casualty Insurance - 9.70%
13,208	Berkshire Hathaway, Inc. Class B *	1,912,386
50,442	Greenlight Capital Reinsurance, Ltd. Class A *	1,016,911
		2,929,297
Gold and Silver Ores - 9.06%
69,229	Barrick Gold Corp.	1,478,039
65,791	Goldcorp, Inc.	1,258,582
		2,736,621
Patent Owners & Lessors - 3.38%
76,535	Liberty Tax, Inc.	1,019,446

Retail-Apparel & Accessory Stores - 1.71%
46,738	Francesca's Holding Corp. *	516,455

Retail-Food Stores - 1.41%
13,905	Vitamin Shoppe, Inc. *	425,076

Retail-Miscellaneous Retail - 1.90%
173,036	Office Depot, Inc. *	572,749

Services-Engineering, Accounting, Research, Management - 2.42%
12,550	Science Applications International Corp.	732,293

Services-Miscellaneous Business - 0.38%
71,541	Performant Financial Corp. *	115,896

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2016

Shares		Value

Services-Prepackaged Software - 3.73%
22,035	Microsoft Corp.	$ 1,127,531

TOTAL FOR COMMON STOCKS (Cost $10,648,255) - 43.22%		13,054,956

CERTIFICATES OF DEPOSIT - 12.41%

Banking - 12.41%
250,000	Bank of China 0.45%, 09/29/2016 (China)	250,000
250,000	Bank of East Asia 0.55%, 09/29/2016 (Hong Kong)	249,965
250,000	Bank of India 0.60%,10/05/2016 (India)	249,963
250,000	Beal Bank 0.45%, 10/26/2016	249,969
250,000	Capital Bank 0.45%, 09/30/2016	249,965
250,000	Citizens Bank 0.45%, 09/29/2016	249,965
250,000	Citizens Bank Providence 0.45%, 09/29/2016	249,965
250,000	City National Bank 0.50%, 10/24/2016	249,970
250,000	Customers Bank 0.65%, 12/30/2016	249,987
250,000	Essa Bank & Trust 0.45%, 10/28/2016	249,969
250,000	First Dakota National Bank 0.45%, 10/28/2016	249,977
250,000	Independence Bank 0.45%, 10/31/2016	249,977
250,000	Mizuho Bank 0.45%, 09/29/2016	249,865
250,000	State Bank of India 0.45%, 09/29/2016 (India)	249,971
250,000	Total Bank 0.50%, 10/31/2016	249,976
TOTAL FOR CERTIFICATES OF DEPOSIT (Cost $3,750,000) - 12.41%		3,749,484

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 19.81%

U.S. Treasury Note Bonds - 19.81%
3,000,000	U.S. Treasury Bill 0.00%, 05/25/2017	2,989,107
3,000,000	U.S. Treasury Bill 0.00%, 01/05/2017	2,994,672
TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $5,983,646) - 19.81%		5,983,779

SHORT-TERM INVESTMENT - 24.25%
7,325,694	Fidelity Institutional Money Market Portfolio 0.44% **	7,325,694
TOTAL FOR SHORT TERM INVESTMENT (Cost $7,325,694) - 24.25%		7,325,694

TOTAL INVESTMENTS (Cost $27,707,595) - 99.69% ***		30,113,913

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.31%		93,064

NET ASSETS - 100.00%		$ 30,206,977

** Variable rate security; the coupon rate shown represents the yield at June 30, 2016.

*** Tax cost (refer to Note 10)

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016

Shares		Value

COMMON STOCKS - 89.64%

Agricultural Chemicals - 2.57%
4,800	Potash Corp. of Saskatchewan, Inc.	$ 77,952

Aircraft - 1.71%
400	Boeing Co.	51,948

Air Transportation, Scheduled - 3.61%
3,000	Delta Airlines, Inc.	109,290

Biological Products - 14.22%
1,000	Amgen, Inc.	152,150
600	Biogen, Inc. *	145,092
1,600	Gilead Sciences, Inc.	133,472
		430,714
Computer Communications Equipment - 2.84%
3,000	Cisco Systems, Inc.	86,070

Electronic Computers - 7.42%
1,400	Apple, Inc.	133,840
600	International Business Machines, Inc.	91,068
		224,908
Electronic & Other Electrical Equipment (No Computer Equipment) - 4.16%
4,000	General Electric Co.	125,920

Farm Machinery & Equipment - 4.28%
1,600	Deere & Co.	129,664

Finance Services - 0.99%
7,000	Lendingclub Corp. *	30,100

Laboratory Analytical Instruments - 1.85%
400	Illumina, Inc. *	56,152

Motor Vehicles & Passenger Car - 0.75%
800	General Motors Co.	22,640

National Commercial Bank - 6.50%
5,000	Bank of America Corp.	66,350
2,100	JP Morgan Chase & Co.	130,494
		196,844

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2016

Shares		Value

Patent Owners & Lessors - 0.60%
2,000	RPX Corp. *	$ 18,340

Pharmaceutical Preparations - 8.19%
700	Allergan PLC *	161,763
1,500	Merck & Co.	86,415
		248,178
Retail-Catalog & Mail-Order Houses - 2.36%
100	Amazon.com, Inc. *	71,562

Retail-Grocery Stores - 2.27%
3,000	Sprouts Farmers Market, Inc. *	68,700

Security Brokers, Dealers & Flotation Companies - 4.90%
1,000	Goldman Sachs Group, Inc.	148,580

Services-Computer Integrated Systems Design - 2.23%
1,800	Yahoo!, Inc. *	67,608

Services-Computer Programming, Data Processing, Etc. - 4.57%
200	Alphabet, Inc. Class C *	138,420

Services-Miscellaneous Amusement Parks - 3.23%
1,000	The Walt Disney Co.	97,820

Services-Prepackaged Software - 3.38%
2,000	Microsoft Corp.	102,340

Services-Video Tape Rental - 2.42%
800	Netflix, Inc. *	73,184

Soaps, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.12%
400	The Procter & Gamble Co.	33,868

Surgical & Medical Instruments & Apparatus - 3.47%
600	3M Co.	105,072

TOTAL FOR COMMON STOCKS (Cost $2,795,189) - 89.64%		2,715,874

CLOSED END FUND - 0.45%
1,146	Royce Value Trust, Inc.	13,489
TOTAL FOR CLOSED END FUND (Cost $16,392) - 0.45%		13,489

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2016

Shares		Value

EXCHANGE TRADED FUNDS - 10.85%
12,000	Aberdeen Asia Pacific Fund	$ 60,120
1,500	SPDR Dow Jones Industrial Average ETF	268,500
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $328,266) - 10.85%		328,620

PUT OPTIONS - 7.16% *

Shares Subject	Underlying Security
to Put	Expiration Date/Exercise Price	Value

	3M Co.
600	January 20, 2017 Put @ $135.00	1,134

	Allergan PLC
700	January 20, 2017 Put @ $235.00	17,220

	Alphabet, Inc.
200	January 20, 2017 Put @ $700.00	11,000

	Amazon.com, Inc.
200	January 20, 2017 Put @ $580.00	4,050

	Amgen, Inc.
1,000	January 20, 2017 Put @ $150.00	11,060

	Apple, Inc.
1,200	January 19, 2018 Put @ $92.50	14,160

	Bank of America Corp.
5,000	January 19, 2018 Put @ $13.00	10,000

	Biogen, Inc.
600	January 19, 2018 Put @ $600.00	32,760

	Cisco Systems, Inc.
3,000	January 19, 2018 Put @ $30.00	14,700

	Deere & Co.
200	January 20, 2017 Put @ $65.00	300

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2016

Shares Subject	Underlying Security
to Put	Expiration Date/Exercise Price	Value

	Deere & Co.
1,400	January 20, 2017 Put @ $75.00	$ 5,516

	Delta Air Lines, Inc.
2,900	January 19, 2018 Put @ $43.00	30,595

	General Electric Co.
4,000	January 20, 2017 Put @ $27.00	2,480

	General Motors Co.
800	January 20, 2017 Put @ $28.00	1,928

	Gilead Sciences, Inc.
1,600	January 20, 2017 Put @ $75.00	6,400

	Illumina, Inc.
300	January 20, 2017 Put @ $135.00	4,020

	International Business Machines Corp.
600	January 20, 2017 Put @ $120.00	1,416

	JPMorgan Chase & Co.
1,000	January 20, 2017 Put @ $52.50	1,710

	JPMorgan Chase & Co.
1,100	January 20, 2017 Put @ $55.00	2,497

	Merck & Co., Inc.
1,200	January 20, 2017 Put @ $47.50	1,164

	Microsoft Corp.
2,000	January 20, 2017 Put @ $45.00	3,460

	Netflix, Inc.
800	January 20, 2017 Put @ $90.00	8,800

	Potash Corp. of Saskatchewan, Inc.
4,800	January 20, 2017 Put @ $15.00	6,960

	SPDR Dow Jones Industrial Average ETF
400	January 20, 2017 Put @ $150.00	976

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2016

Shares Subject	Underlying Security
to Put	Expiration Date/Exercise Price	Value

	SPDR Dow Jones Industrial Average ETF
1,000	January 20, 2017 Put @ $176.00	$ 7,600

	Sprouts Farmers Market, Inc.
2,000	January 20, 2017 Put @ $20.00	2,300

	The Boeing Co.
400	August 19, 2016 Put @ $110.00	264

	The Goldman Sachs Group, Inc.
1,000	January 20, 2017 Put @ $140.00	8,140

	The Procter & Gamble Co.
400	July 15, 2016 Put @ $82.50	144

	The Walt Disney Co.
800	January 20, 2017 Put @ $92.50	3,320

	Yahoo!, Inc.
600	July 15, 2016 Put @ $35.00	126

	Yahoo!, Inc.
1,200	January 20, 2017 Put @ $28.00	780

	Total (Premiums Paid $274,857) - 7.16%	216,980

SHORT-TERM INVESTMENT - 0.21%
6,446	Fidelity Government Fund Class-I 0.25% **	6,446
TOTAL FOR MONEY MARKET FUND - (Cost $6,446) 0.21%		6,446

TOTAL INVESTMENTS (Cost $3,421,150) - 108.31% ***		3,281,409

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (8.31)%		(251,660)

NET ASSETS - 100.00%		$ 3,029,749

** Variable rate security; the coupon rate shown represents the yield at June 30, 2016.

*** Tax cost (refer to Note 10)

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF CALL OPTIONS WRITTEN

JUNE 30, 2016

CALL OPTIONS WRITTEN *

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price	Value

	3M Co.
400	January 20, 2017 Call @ $130.00	$ 18,480

	3M Co.
200	July 15, 2016 Call @ $155.00	4,110

	Allergan PLC
200	August 19, 2016 Call @ $245.00	1,076

	Allergan PLC
200	September 16, 2016 Call @ $235.00	2,380

	Allergan PLC
200	January 20, 2017 Call @ $270.00	1,440

	Alphabet, Inc.
100	August 19, 2016 Call @ $730.00	970

	Alphabet, Inc.
100	January 20, 2017 Call @ $690.00	5,320

	Amazon.com, Inc.
100	January 20, 2017 Call @ $610.00	13,595

	Amgen, Inc.
400	October 21, 2016 Call @ $155.00	2,460

	Amgen, Inc.
400	July 15, 2016 Call @ $155.00	444

	Amgen, Inc.
200	January 20, 2017 Call @ $145.00	2,960

	Apple, Inc.
200	August 19, 2016 Call @ $100.00	242

	Apple, Inc.
200	September 16, 2016 Call @ $97.50	540

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF CALL OPTIONS WRITTEN (CONTINUED)

JUNE 30, 2016

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price	Value

	Apple, Inc.
600	January 20, 2017 Call @ $85.00	$ 7,902

	Bank of America Corp.
2,000	January 20, 2017 Call @ $12.00	3,760

	Biogen, Inc.
300	January 20, 2017 Call @ $270.00	3,987

	Biogen, Inc.
100	July 15, 2016 Call @ $310.00	25

	Cisco Systems, Inc.
1,000	August 19, 2016 Call @ $29.00	630

	Cisco Systems, Inc.
1,000	January 20, 2017 Call @ $30.00	970

	Deere & Co.
400	August 19, 2016 Call @ $85.00	600

	Deere & Co.
400	July 15, 2016 Call @ $80.00	856

	Deere & Co.
800	January 20, 2017 Call @ $72.50	8,880

	Delta Air Lines, Inc.
500	July 1, 2016 Call @ $45.00	40

	Delta Air Lines, Inc.
100	January 20, 2017 Call @ $38.00	300

	Delta Air Lines, Inc.
1,500	January 20, 2017 Call @ $43.00	2,100

	General Electric Co.
1,000	August 19, 2016 Call @ $32.00	500

	General Electric Co.
1,000	July 15, 2016 Call @ $30.00	1,540

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF CALL OPTIONS WRITTEN (CONTINUED)

JUNE 30, 2016

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price	Value

	General Electric Co.
2,000	January 20, 2017 Call @ $25.00	$ 13,100

	General Motors Co.
800	July 15, 2016 Call @ $30.00	56

	Gilead Sciences, Inc.
400	August 19, 2016 Call @ $85.00	988

	Gilead Sciences, Inc.
400	July 15, 2016 Call @ $90.00	24

	Gilead Sciences, Inc.
800	January 20, 2017 Call @ $75.00	9,400

	Illumina, Inc.
400	January 20, 2017 Call @ $130.00	9,160

	International Business Machines Corp.
200	July 15, 2016 Call @ $145.00	1,440

	International Business Machines Corp.
400	January 20, 2017 Call @ $115.00	15,160

	JPMorgan Chase & Co.
300	July 15, 2016 Call @ $57.50	1,335

	JPMorgan Chase & Co.
200	July 15, 2016 Call @ $65.00	38

	JPMorgan Chase & Co.
500	August 19, 2016 Call @ $65.00	335

	JPMorgan Chase & Co.
600	January 20, 2017 Call @ $50.00	7,500

	JPMorgan Chase & Co.
500	January 20, 2017 Call @ $52.50	5,250

	LendingClub Corp.
2,000	July 15, 2016 Call @ $5.00	140

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF CALL OPTIONS WRITTEN (CONTINUED)

JUNE 30, 2016

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price	Value

	LendingClub Corp.
2,000	August 19, 2016 Call @ $4.50	$ 880

	Merck & Co, Inc.
600	July 15, 2016 Call @ $57.50	408

	Merck & Co, Inc.
600	August 19, 2016 Call @ $55.00	1,920

	Merck & Co, Inc.
300	January 20, 2017 Call @ $45.00	3,930

	Microsoft Corp.
400	July 15, 2016 Call @ $50.00	508

	Microsoft Corp.
400	July 15, 2016 Call @ $55.00	8

	Microsoft Corp.
400	August 16, 2016 Call @ $50.00	964

	Microsoft Corp.
800	January 20, 2017 Call @ $43.00	7,160

	Netflix, Inc.
200	July 15, 2016 Call @ $95.00	198

	Netflix, Inc.
200	August 19, 2016 Call @ $105.00	344

	Netflix, Inc.
400	January 20, 2017 Call @ $85.71	5,952

	Potash Corp. of Saskatchewan, Inc.
1,200	July 15, 2016 Call @ $17.00	456

	Potash Corp. of Saskatchewan, Inc.
2,400	January 20, 2017 Call @ $13.00	11,160

	RPX Corp.
1,000	August 19, 2016 Call @ $10.00	200

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF CALL OPTIONS WRITTEN (CONTINUED)

JUNE 30, 2016

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price	Value

	SPDR Dow Jones Industrial Average ETF
400	January 20, 2017 Call @ $145.00	$ 14,000

	SPDR Dow Jones Industrial Average ETF
300	January 20, 2017 Call @ $175.00	2,802

	Sprouts Farmers Market, Inc.
2,000	August 19, 2016 Call @ $22.50	3,100

	The Boeing Co.
400	August 19, 2016 Call @ $115.00	6,244

	The Goldman Sachs Group, Inc.
200	July 15, 2016 Call @ $150.00	456

	The Goldman Sachs Group, Inc.
200	July 15, 2016 Call @ $155.00	134

	The Goldman Sachs Group, Inc.
200	July 15, 2016 Call @ $160.00	38

	The Goldman Sachs Group, Inc.
400	January 20, 2017 Call @ $135.00	7,220

	The Procter & Gamble Co.
400	July 15, 2016 Call @ $82.50	940

	The Walt Disney Co.
200	August 19, 2016 Call @ $100.00	292

	The Walt Disney Co.
200	July 15, 2016 Call @ $105.00	6

	The Walt Disney Co.
200	July 15, 2016 Call @ $110.00	2

	The Walt Disney Co.
400	January 20, 2017 Call @ $87.50	4,940

	Yahoo!, Inc.
600	July 15, 2016 Call @ $35.00	1,602

	Yahoo!, Inc.
1,200	January 20, 2017 Call @ $25.00	15,228

	Total (Premiums Received $233,447)	$ 241,125

The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2016

	Value Fund	Baldwin Fund
Assets:
Investments in Securities, at Value (Cost $27,707,595 and $3,421,150, respectively)	$30,113,913	$3,281,409
Cash	9,568	-
Receivables:
Dividends and Interest	16,180	2,834
Due from Adviser	-	20,416
Shareholder Subscriptions	59,275	-
Portfolio Securities Sold	532,049	1,407
Prepaid Expenses	-	517
Total Assets	30,730,985	3,306,583
Liabilities:
Short Cash Denominated in Foreign Currencies (Premiums $103 and $0, respectively)	108	-
Covered Call Options Written at Value (premiums received $0 and $233,447)	-	241,125
Payables:
Advisory Fees	24,839	-
Administrative Fees	6,272	-
Shareholder Redemptions	218,541	12,119
Portfolio Securities Purchased	250,000	516
Distribution Fees	24,248	7,423
Accrued Expenses	-	15,651
Total Liabilities	524,008	276,834

Net Assets	$30,206,977	$3,029,749

Net Assets Consist of:
Paid In Capital	$28,307,886	$3,923,798
Undistributed Net Investment Loss	(140,089)	(1,022)
Accumulated Realized Gain (Loss) on Investments	(367,133)	(745,608)
Unrealized Appreciation (Depreciation) in Value of Investments and Foreign Currency	2,406,313	(147,419)
Net Assets, for 2,311,791 and 432,036 Shares Outstanding, respectively	$30,206,977	$3,029,749

Net Asset Value Per Share		$ 7.01
Redemption Price Per Share ($7.01 x 0.98) *		$ 6.87

Investor Class:

Net Assets	$19,037,676
Shares outstanding (unlimited number of shares authorized with no par value)	1,450,847
Net Asset Value	$ 13.12
Redemption Price Per Share ($13.12 x 0.98) *	$ 12.86

Class C:

Net Assets	$ 3,717,884
Shares outstanding (unlimited number of shares authorized with no par value)	297,565
Net Asset Value	$ 12.49
Redemption Price Per Share ($12.49 x 0.98) *	$ 12.24

Institutional Class:

Net Assets	$ 7,451,417
Shares outstanding (unlimited number of shares authorized with no par value)	563,379
Net Asset Value	$ 13.23
Redemption Price Per Share ($13.23 x 0.98) *	$ 12.97

* The Funds will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

STATEMENT OF OPERATIONS

        FOR THE YEAR ENDED JUNE 30, 2016

	Value Fund	Baldwin Fund
Investment Income:
Dividends (a)	$ 100,598	$ 64,711
Interest	49,769	200
Total Investment Income	150,367	64,911

Expenses:
Advisory Fees	301,859	14,614
Administration Fees	76,227	60,000
Transfer Agent Fees	-	12,453
Audit Fees	-	16,183
Distribution Fees	84,869	32,474
Legal Fees	-	1,814
Custody Fees	-	18,518
Printing and Mailing Expense	-	397
Miscellaneous Fees	-	398
Registration Fees	-	1,412
Total Expenses	462,955	158,263
Fees Waived and Reimbursed by the Adviser	-	(101,433)
Net Expenses	462,955	56,830

Net Investment Income (Loss)	(312,588)	8,081

Realized and Unrealized Gain (Loss) on:
Realized Gain (Loss) on Investments and Foreign Currency Transactions	621,180	(271,278)
Realized Gain (Loss) on Options	(20,285)	182,181
Realized Gain (Loss) on Investments, Options and Foreign Currency Transactions	600,895	(89,097)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments and Foreign Currency Transactions	(467,411)	70,690
Options	6,589	(106,241)
Change in Unrealized Depreciation on Investments, Options and Foreign Currency Transactions	(460,822)	(35,551)

Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions	140,073	(124,648)

Net Decrease in Net Assets Resulting from Operations	$ (172,515)	$ (116,567)

(a) net of foreign withholding taxes of $2,627 and $1,284 respectively.

The accompanying notes are an integral part of these financial statements.

VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Years Ended
	6/30/2016	6/30/2015
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (312,588)	$ (423,195)
Net Realized Gain on Investments, Options, and Foreign Currency Transactions	600,895	2,357,003
Unrealized Depreciation on Investments, Options, and Foreign Currency Transactions	(460,822)	(1,818,243)
Net Increase (Decrease) in Net Assets Resulting from Operations	(172,515)	115,565

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	(2,147,208)	(2,136,520)
Total Distributions Paid to Shareholders	(2,147,208)	(2,136,520)

Capital Share Transactions	(28,721)	(16,906,744)

Total Decrease in Net Assets	(2,348,444)	(18,927,699)

Net Assets:
Beginning of Year	32,555,421	51,483,120

End of Year (Including Undistributed Net Investment Loss of ($140,089) and ($220,620), respectively)	$30,206,977	$32,555,421

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

STATEMENT OF CHANGES IN NET ASSETS

	Years Ended
	6/30/2016	6/30/2015
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 8,081	$ 74,440
Net Realized Loss on Investments and Options	(89,097)	(96,001)
Unrealized Depreciation on Investments and Options	(35,551)	(46,712)
Net Decrease in Net Assets Resulting from Operations	(116,567)	(68,273)

Distributions to Shareholders:
Net Investment Income	(23,466)	(75,176)
Realized Gains	-	-
Return of Capital	(6,233)	-
Total Distributions Paid to Shareholders	(29,699)	(75,176)

Capital Share Transactions	(255,700)	80,237

Total Decrease in Net Assets	(401,966)	(63,212)

Net Assets:
Beginning of Year	3,431,715	3,494,927

End of Year (Including Undistributed Net Investment Income (Loss) of ($1,022) and $14,363, respectively)	$ 3,029,749	$ 3,431,715

The accompanying notes are an integral part of these financial statements.

VALUE FUND – INVESTOR CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	Years Ended
	6/30/2016	6/30/2015	6/30/2014	6/30/2013	6/30/2012

Net Asset Value, at Beginning of Year	$ 14.17	$ 14.76	$ 13.38	$ 11.71	$ 11.59

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	(0.13)	(0.14)	(0.08)	0.02	0.00(a)
Net Gain on Securities (Realized and Unrealized)	0.05	0.15	2.42	2.59	0.23
Total from Investment Operations	(0.08)	0.01	2.34	2.61	0.23

Distributions:
Net Investment Income	-	-	-	(0.01)	-
Realized Gains	(0.97)	(0.60)	(0.96)	(0.93)	(0.11)
Total from Distributions	(0.97)	(0.60)	(0.96)	(0.94)	(0.11)

Redemption Fees ***	-	- (a)	- (a)	-	-

Net Asset Value, at End of Year	$ 13.12	$ 14.17	$ 14.76	$ 13.38	$ 11.71

Total Return **	(0.39)%	(0.06)%	17.60%	24.00%	2.10%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 19,038	$ 19,957	$ 24,572	$ 12,010	$ 8,703
Ratio of Expenses to Average Net Assets	1.49%	1.49%	1.49%	1.49%	1.49%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.00)%	(0.95)%	(0.54)%	0.17%	(0.02)%
Portfolio Turnover	51.13%	22.93%	81.29%	73.76%	43.48%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a)  Amount calculated is less that $0.005

The accompanying notes are an integral part of these financial statements.

VALUE FUND – CLASS C

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	Years Ended
	6/30/2016	6/30/2015	6/30/2014	6/30/2013	6/30/2012

Net Asset Value, at Beginning of Year	$ 13.64	$ 14.33	$ 13.11	$ 11.57	$ 11.52

Income (Loss) From Investment Operations:
Net Investment Loss *	(0.23)	(0.24)	(0.18)	(0.07)	(0.09)
Net Gain on Securities (Realized and Unrealized)	0.05	0.15	2.36	2.54	0.24
Total from Investment Operations	(0.18)	(0.09)	2.18	2.47	0.15

Distributions:
Net Investment Income	-	-	-	-	-
Realized Gains	(0.97)	(0.60)	(0.96)	(0.93)	(0.11)
Total from Distributions	(0.97)	(0.60)	(0.96)	(0.93)	(0.11)

Redemption Fees ***	-	-	-	-	-

Net Asset Value, at End of Year	$ 12.49	$ 13.64	$ 14.33	$ 13.11	$ 11.57

Total Return **	(1.16)%	(0.78)%	16.69%	23.06%	1.50%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 3,718	$ 3,728	$ 3,281	$ 1,458	$ 1,908
Ratio of Expenses to Average Net Assets	2.24%	2.24%	2.24%	2.24%	2.24%
Ratio of Net Investment Loss to Average Net Assets	(1.75)%	(1.71)%	(1.30)%	(0.62)%	(0.77)%
Portfolio Turnover	51.13%	22.93%	81.29%	73.76%	43.48%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

The accompanying notes are an integral part of these financial statements.

VALUE FUND – INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	Years Ended
	6/30/2016	6/30/2015	6/30/2014	6/30/2013	6/30/2012

Net Asset Value, at Beginning of Year	$ 14.24	$ 14.79	$ 13.38	$ 11.70	$ 11.58

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	(0.10)	(0.10)	(0.05)	0.05	0.03
Net Gain on Securities (Realized and Unrealized)	0.06	0.15	2.42	2.60	0.22
Total from Investment Operations	(0.04)	0.05	2.37	2.65	0.25

Distributions:
Net Investment Income	-	-	-	(0.03)	(0.02)
Realized Gains	(0.97)	(0.60)	(0.96)	(0.94)	(0.11)
Total from Distributions	(0.97)	(0.60)	(0.96)	(0.97)	(0.13)

Redemption Fees ***	-	-	-	-	-

Net Asset Value, at End of Year	$ 13.23	$ 14.24	$ 14.79	$ 13.38	$ 11.70

Total Return **	(0.09)%	0.21%	17.83%	24.40%	2.28%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 7,451	$ 8,870	$ 23,630	$ 4,893	$ 2,132
Ratio of Expenses to Average Net Assets	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.75)%	(0.69)%	(0.31)%	0.42%	0.22%
Portfolio Turnover	51.13%	22.93%	81.29%	73.76%	43.48%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	Years Ended
	6/30/2016	6/30/2015	6/30/2014	6/30/2013	6/30/2012

Net Asset Value, at Beginning of Year	$ 7.33	$ 7.64	$ 7.44	$ 7.78	$ 8.48

Income From Investment Operations:
Net Investment Income *	0.02	0.16	0.14	0.13	0.06
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.28)	(0.31)	0.19	(0.37)	(0.57)
Total from Investment Operations	(0.26)	(0.15)	0.33	(0.24)	(0.51)

Distributions:
Net Investment Income	(0.05)	(0.16)	(0.13)	(0.10)	(0.09)
Realized Gains	-	-	-	-	(0.10)
Return of Capital	(0.01)	-	-	-	-
Total from Distributions	(0.06)	(0.16)	(0.13)	(0.10)	(0.19)

Redemption Fees ***	-	-	-	-	-

Net Asset Value, at End of Year	$ 7.01	$ 7.33	$ 7.64	$ 7.44	$ 7.78

Total Return **	(3.49)%	(1.95)%	4.51%	(3.07)%	(6.08)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 3,030	$ 3,432	$ 3,495	$ 3,535	$ 3,807
Before Reimbursement:
Ratio of Expenses to Average Net Assets	4.88%	4.62%	4.17%	4.27%	4.23%
Ratio of Net Investment Income (Loss) to Average Net Assets	(2.88)%	(0.72)%	(0.62)%	(0.85)%	(1.76)%
After Reimbursement:
Ratio of Expenses to Average Net Assets	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of Net Investment Income to Average Net Assets	0.25%	2.14%	1.80%	1.67%	0.72%
Portfolio Turnover	478.51%	660.84%	650.16%	463.44%	684.25%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2016

Note 1. Organization

Frank Funds (the “Trust”), is an open-end regulated investment company that was organized as an Ohio business trust on February 12, 2004. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series, each series representing a distinct fund with its own investment objective and policies.  At present, there are two series authorized by the Trust, the Frank Value Fund (the “Value Fund”) and the Leigh Baldwin Total Return Fund (the “Baldwin Fund”) (each a “Fund” and collectively the “Funds”). Frank Capital Partners LLC (“FCP” or “Frank Capital”) is the adviser to the Value Fund and Leigh Baldwin & Co., LLC (“LBC”) is the adviser to the Baldwin Fund. The Value Fund’s investment objective is to provide long-term capital appreciation. The Value Fund’s principal investment strategy is value investing. The Value Fund commenced operations on July 21, 2004.  The Baldwin Fund’s investment objective is to provide total return. The Baldwin Fund seeks to achieve its investment objective by purchasing equity securities (including common stock, shares of other investment companies and exchange traded funds) and selling covered calls to generate income to the Baldwin Fund. The Baldwin Fund also utilizes put options in conjunction with the covered calls to limit the risk of ownership of the underlying equity securities.  The Baldwin Fund commenced operations on August 1, 2008.

The Value Fund currently has 3 classes of shares; Investor Class shares, Class C shares, and Institutional Class shares. The share classes vary in distribution (12b-1) fee accruals and minimum initial investment required.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.  The Funds are each a series of an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities Valuations - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Share Valuation - The price (net asset value) of the shares of each Fund is normally determined as of 4:00 p.m., Eastern time on each day the Funds are open for business and on any other day on which there is sufficient trading in the Funds’ securities to materially affect the net asset value. The Funds are normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Redemption Fee - To discourage short-term trades by investors, the Funds will impose a redemption fee of 2.00% of the total redemption amount (calculated at market value) if shares are redeemed within five business days of purchase. There were no redemption fees collected for the Funds during the year ended June 30, 2016.

Security Transaction Timing - Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2016

recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Funds use the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities. Withholding taxes on foreign dividends are provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Income Taxes - The Funds intend to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their net investment income and any realized capital gains. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Funds to analyze all open tax years, fiscal years 2013-2016, as defined by IRS statue of limitations for all major industries, including federal tax authorities and certain tax authorities.  As of and during the year ended June 30, 2016, the Funds did not have a liability for any unrecognized tax benefits.  The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders - The Funds intend to distribute to their shareholders substantially all of their net realized capital gains and net investment income, if any, at year-end for the Value Fund and net investment income, if any, quarterly for the Baldwin Fund.  Distributions will be recorded on ex-dividend date.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate in effect on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses

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arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Option Writing - The Funds may invest in put and call options.  When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining if the Fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund(s) as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Share class accounting – Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the three classes of shares of the Value Fund on the basis of the daily net assets of each class.  Fees relating to a specific class are charged directly to that share class.

Reclassifications: In accordance with GAAP, the Value Fund recorded a permanent book/tax difference of $6,233 from net investment loss to paid in capital. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

Subsequent events: Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring disclosure.

Note 3. Securities Valuations

Processes and Structure

The Trust’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the respective adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

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In accordance with the Trust’s good faith pricing guidelines, the respective adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

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Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, closed-end and exchange traded funds). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as american depositary receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Certificates of Deposit - Certificates of deposit are valued at their cash liquidation value and are categorized as Level 2.

U.S. government obligations - U.S. government securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Short term investments - Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in Level 1 of the fair value hierarchy.

Derivative instruments (put and call options) – Options are valued at the last sales prices on the valuation date if the last sales price is between the closing bid and asked prices.  Otherwise, options are valued at the closing bid price. These securities will be categorized in Level 2 of the fair value hierarchy if valued at other than closing price.

The following tables summarize the inputs used to value each Fund’s assets and liabilities measured at fair value as of June 30, 2016:

Value Fund	Financial Instruments - Assets
	Level 1	Level 2	Level 3	Total

Common Stocks *	$13,054,956	$ -	$ -	$13,054,956
Certificates of Deposit	-	3,749,484	-	3,749,484
U.S. Government Agencies & Obligations	-	5,983,779	-	5,983,779
Short-Term Investments	7,325,694	-	-	7,325,694
Total	$20,380,650	$ 9,733,263	$ -	$30,113,913

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Baldwin Fund	Financial Instruments - Assets
	Level 1	Level 2	Level 3	Total

Common Stocks *	$ 2,715,874	$ -	$ -	$ 2,715,874
Closed End Mutual Fund	13,489	-	-	13,489
Exchange Traded Funds	328,620	-	-	328,620
Put Options	122,515	94,465	-	216,980
Short-Term Investments	6,446	-	-	6,446
Total	$ 3,186,944	$ 94,465	$ -	$ 3,281,409

Financial Instruments - Liabilities
	Level 1	Level 2	Level 3	Total

Call Options	$ 127,067	$ 114,058	$ -	$ 241,125
Total	$ 127,067	$ 114,058	$ -	$ 241,125

*Industry classifications for these categories are detailed on the Schedule of Investments.

The Funds did not hold any Level 3 assets during the year ended June 30, 2016. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Note 4. Investment Management and Administrative Agreements

Value Fund

The Trust has a “Management Agreement” with Frank Capital, with respect to the Value Fund. Under the terms of the Management Agreement, Frank Capital manages the investment portfolio of the Value Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, Frank Capital, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, and pays fees and expenses incurred by the Value Fund, including but not limited to, legal, auditing, accounting, and expenses of the custodian, along with equipment and executive personnel necessary for managing the assets of the Value Fund. Frank Capital also pays the salaries and fees of all its officers and employees that serve as officers and trustees of the Trust. Frank Capital pays all ordinary operating expenses of the Value Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), Rule 12b-1 fees, acquired fund fees and expenses, and extraordinary expenses. For its services and the payment of Value Fund ordinary operating expenses, Frank Capital receives an annual investment management fee of 0.99% of the average daily net assets of the Value Fund.  For the year ended June 30, 2016, Frank Capital earned management fees of $301,859 from the Value Fund.  As of June 30, 2016, the Value Fund owed Frank Capital $24,839 for management fees.

FCP also provides administrative services to the Value Fund under an Administration Agreement and receives a fee equal to 0.25% of the Value Fund’s average daily net assets for those services.  Under the Administration Agreement, FCP pays all of the operating

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expenses of the Value Fund except management fees, Rule 12b-1 fees, brokerage, taxes, borrowing costs (such as interest and dividend expense of securities sold short), and extraordinary expenses.  For the year ended June 30, 2016, the Value Fund accrued $76,227 in administrative fees.  At June 30, 2016, the Value Fund owed $6,272 in administrative fees.

Baldwin Fund

The Trust has a “Management Agreement” with LBC with respect to the Baldwin Fund.  Under the terms of the Management Agreement, LBC manages the investment portfolio of the Baldwin Fund, subject to policies adopted by the Trust's Board of Trustees.  Under the terms of the Management Agreement, the Baldwin Fund is authorized to pay LBC a management fee computed and accrued daily and paid monthly at an annual rate of 0.45% of the Baldwin Fund’s average daily net assets. For the year ended June 30, 2016, LBC’s fee of $14,614 was accrued by the Baldwin Fund for advisory fees.

LBC has contractually agreed to waive its advisory fees and/or to reimburse the Baldwin Fund’s expenses, at least until October 31, 2023, to the extent necessary to limit the Baldwin Fund’s ordinary operating expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees, Rule 12b-1 fees and expenses, or extraordinary expenses such as litigation) to 1.75% of the Baldwin Fund’s average daily net assets, subject to possible recoupment from the Baldwin Fund in future years on a rolling three year basis (within the three years after the fees have been deferred  or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  LBC waived $14,614 of advisory fees and reimbursed the Baldwin Fund $86,819 for expenses during the year ended June 30, 2016. As of June 30, 2016, the LBC owed the Baldwin Fund $20,416 in reimbursement fees. At June 30, 2016, the amounts subject to future recoupment total $285,952 and are as follows:

Fiscal Year Ended	Recoverable Through	Amount
June 30, 2014	June 30, 2017	$ 84,975
June 30, 2015	June 30, 2018	$ 99,544
June 30, 2016	June 30, 2019	$ 101,433

During the year ended June 30, 2016, the Fund paid $28,553 in brokerage commissions to LBC in its role as a registered broker dealer.

Note 5. Distribution and Service Fees

The Board, with respect to the Value Fund has adopted plans under Rule 12b-1 that allow the Value Fund to pay distribution fees for the sale and distribution of its Investor Class and Class C shares as well as shareholder services. Investor Class and Class C shareholders of the Fund may pay annual 12b-1 expenses of up to 0.25% and 1.00%, respectively.  For the year ended June 30, 2016, the Investor Class accrued $48,389 in distribution fees and Class C accrued $36,480 in distribution fees. At June 30, 2016, the Value Fund owed $24,248 in distribution fees.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

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The Board, with respect to the Baldwin Fund has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Baldwin Fund to pay distribution and service fees annually for the sale and distribution of shares and servicing of shareholders (“12b-1 fees”). The Fund pays distribution fees of 1.00% of the Fund’s average daily net assets to LBC, as the Fund’s distributor.  For the year ended June 30, 2016, the Baldwin Fund accrued $32,474 in 12b-1 fees. At June 30, 2016, the Baldwin Fund owed $7,423 in distribution fees.

Note 6. Related Party Transactions

Brian J. Frank and Monique Weiss are the control persons of Frank Capital.  Brian Frank also serves as a trustee of the Trust, and both Mr. Frank and Ms. Weiss serve as officers of the Trust. Mr. Frank and Ms. Weiss receive benefits from Frank Capital resulting from management fees paid to Frank Capital by the Value Fund.

The Baldwin Fund pays LBC brokerage commissions for executing securities transactions, which are separate from, and in addition to, the fees paid by the Baldwin Fund to LBC for advisory services.  For the year ended June 30, 2016, LBC was paid $28,553 in brokerage commissions.  Frank Capital receives administration fees from the Baldwin Fund of $5,000 per month.  Administrative fees paid to Frank Capital for the year ended June 30, 2016, were $60,000.  LBC acts as the distributor of the Baldwin Fund.  At June 30, 2016, the Fund owed LBC $7,423.

Note 7. Capital Share Transactions

The Trust is authorized to issue an unlimited number of shares of separate series.  The total paid-in capital as of June 30, 2016, was $28,307,886 and $3,923,798 for the Value Fund and the Baldwin Fund, respectively.  Transactions in capital were as follows:

Value Fund – Investor Class	July 1, 2015 through June 30, 2016		July 1, 2014 through June 30, 2015

	Shares	Amount	Shares	Amount
Shares sold	549,738	$ 7,418,361	245,816	$ 3,571,818
Shares reinvested	92,409	1,184,673	55,354	813,153
Redemption Fees	-	-	-	-
Shares redeemed	(599,208)	(8,001,577)	(558,488)	(8,061,583)
Net Increase (Decrease)	42,939	$ 601,457	(257,318)	$ (3,676,612)

Value Fund – Class C	July 1, 2015 through June 30, 2016		July 1, 2014 through June 30, 2015

	Shares	Amount	Shares	Amount
Shares sold	76,206	$ 964,933	82,845	$ 1,159,565
Shares reinvested	18,835	230,728	10,252	145,569
Shares redeemed	(70,769)	(880,897)	(48,781)	(675,441)
Net Increase	24,272	$ 314,764	44,316	$ 629,693

Value Fund – Institutional Class	July 1, 2015 through June 30, 2016		July 1, 2014 through June 30, 2015

	Shares	Amount	Shares	Amount
Shares sold	330,128	$ 4,549,901	244,016	$ 3,571,503
Shares reinvested	35,761	461,323	65,554	966,926
Shares redeemed	(425,296)	(5,956,166)	(1,284,569)	(18,398,254)
Net Increase (Decrease)	(59,407)	$ (944,942)	(974,999)	$ (13,859,825)

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

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Baldwin Fund	July 1, 2015 through June 30, 2016		July 1, 2014 through June 30, 2015

	Shares	Amount	Shares	Amount
Shares sold	10,141	$ 72,800	26,083	$ 195,421
Shares reinvested	3,499	24,811	8,523	63,244
Shares redeemed	(49,743)	(353,311)	(24,060)	(178,428)
Net Increase (Decrease)	(36,103)	$ (255,700)	10,546	$ 80,237

Note 8. Options

Value Fund

As of June 30, 2016, the Value Fund did not hold any put options.

Realized and unrealized gains and losses on derivatives contracts entered into during the year ended June 30, 2016, by the Value Fund are recorded in the following locations in the Statement of Operations:

	Realized		Unrealized
	Location	Gain/(Loss)	Location	Gain/(Loss)
Options	Realized Loss		Change in Unrealized
Written and	on Options	$ (20,285)	Appreciation/(Depreciation)	$6,589
Purchased			on Options

Baldwin Fund

As of June 30, 2016, the Baldwin Fund had outstanding written call options valued at $241,125.

Transactions in written call options during the year ended June 30, 2016, were as follows:

	Number of Contracts	Premiums Received
Options outstanding at June 30, 2015	442	$ 103,516
Options written	3,228	880,784
Options exercised	(890)	(276,085)
Options expired	(1,283)	(193,334)
Options terminated in closing purchase transaction	(1,084)	(281,434)
Options outstanding at June 30, 2016	413	$ 233,447

As of June 30, 2016, the Baldwin Fund held put options valued at $216,980.

The location on the statement of assets and liabilities of the Baldwin Fund’s derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

Liability Derivatives	Asset Derivatives

Call options written	$241,125	Investments in Securities	$216,980

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

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Realized and unrealized gains and losses on derivatives contracts entered into during the year ended June 30, 2016, by the Baldwin Fund are recorded in the following locations in the Statement of Operations:

	Realized		Unrealized
	Location	Gain/(Loss)	Location	Gain/(Loss)
Options	Realized Gain (Loss)		Change in Unrealized
Written and	on Options	$182,181	Appreciation/(Depreciation)	$(106,241)
Purchased			on Options

The selling of written call options may tend to reduce the volatility of the Funds because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Funds’ gain on the underlying securities.  Written call options expose the Funds to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

The Funds engage in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Funds may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which

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case a Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if a Fund does not exercise the option.

The Funds engage in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Funds’ use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Funds, and may also subject the Funds to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Funds recognize a realized gain or loss when the option is sold or expired. Option holdings within the Funds, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Funds since they are exchange traded.

Note 9. Investment Transactions

For the year ended June 30, 2016, purchases and sales of investment securities other than U.S. Government obligations, and short-term investments for the Value Fund aggregated $16,483,716 and $12,383,163, respectively.  Purchases and sales of options for the Value Fund aggregated $9,834 and $0, respectively.

For the year ended June 30, 2016, purchases and sales of investment securities other than U.S. Government obligations, and short-term investments for the Baldwin Fund aggregated $14,295,738 and $14,369,149, respectively.  Purchases and sales of options purchased for the Baldwin Fund aggregated $851,867 and $588,027, respectively.  Purchases and sales of options written for the Baldwin Fund aggregated $453,711 and $913,283, respectively.

Note 10. Tax Matters

As of June 30, 2016, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	Value Fund	Baldwin Fund

Gross unrealized appreciation on investment securities	$ 3,526,234	$ 46,794
Gross unrealized depreciation on investment securities	(1,527,907)	(235,592)
Net unrealized appreciation (depreciation) on investment securities	$ 1,998,327	$ (188,798)

Cost of investment securities, including short-term investments*	$ 28,115,586	$ 3,229,082

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Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The Funds’ tax basis capital gains and losses and undistributed ordinary income are determined at the end of each fiscal year. As of June 30, 2016 the Funds’ most recent fiscal year-end, components of distributable earnings on a tax basis were as follows:

	Value Fund	Baldwin Fund
Unrealized appreciation (depreciation)	$1,998,322	$ (188,798)
Deferral of Post December ordinary loss **	(140,089)	(1,021)
Deferral of Post October loss **	(28,440)	(58,169)
Accumulated realized gains	69,298	-
Capital loss carry forwards: +
No expiration:
Short-term	-	(521,566)
Long-term	-	(124,495)
Total Distributable earnings	$1,899,091	$ (894,049)

* The difference between book and tax cost represents disallowed wash sales for tax purposes.

**These deferrals are considered incurred in the subsequent year.

+ The capital loss carry forward will be used to offset any capital gains realized by the Baldwin Fund in future years through the indefinite expiration date.  The Baldwin Fund will not make distributions from capital gains while a capital loss carry forward remains.

The capital gains (losses) shown may differ from corresponding accumulated net realized gain (loss) reported on the statement of assets and liabilities due to certain temporary book/tax differences due to temporary book/tax differences due to the deferral of  losses on wash sales.  Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term.

The Funds paid the following distributions for the years ended June 30, 2016 and 2015 and were as follows:

Value Fund
Periods Ended	$ Amount	Tax Character
Investor Class
6/30/2016	$ 494,433	Ordinary income
6/30/2016	$ 903,291	Long-term capital gain
6/30/2015	$ 125,332	Ordinary income
6/30/2015	$ 823,008	Long-term capital gain

Class C
6/30/2016	$ 95,482	Ordinary income
6/30/2016	$ 174,439	Long-term capital gain
6/30/2015	$ 20,498	Ordinary income
6/30/2015	$ 134,604	Long-term capital gain

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JUNE 30, 2016

Periods Ended	$ Amount	Tax Character
Institutional Class
6/30/2016	$ 169,641	Ordinary income
6/30/2016	$ 309,922	Long-term capital gain
6/30/2015	$ 136,532	Ordinary income
6/30/2015	$ 896,546	Long-term capital gain

Baldwin Fund
Periods Ended	$ Amount	Tax Character
6/30/2016	$ 29,699	Ordinary income
6/30/2015	$ 75,176	Ordinary income

For the year ended June 30, 2016, the tax character of the distributions paid were as follows:

	Value Fund	Baldwin Fund
Distributions paid from:
Ordinary Income	$ 759,556	$23,466
Realized Gains	$1,387,652	$ -
Return of Capital	$ -	$ 6,233
Total Distributions Paid	$2,147,208	$29,699

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 11. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended.  As of June 30, 2016, NFS, LLC owned approximately 88% of the Baldwin Fund, for the benefit of others, and may be deemed to control the Baldwin Fund.  As of June 30, 2016, NFS, LLC owned approximately 63% of the Value Fund, for the benefit of others, and may be deemed to control the Value Fund.

Note 12.  Indemnifications

In the normal course of business, the Funds enter into contracts that contain general indemnification to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  The Funds expect the risk of loss to be remote.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

 To the Shareholders and Board of Trustees

   of Frank Value Fund and Leigh Baldwin Total Return Fund,

   both a Series of the Frank Funds

We have audited the accompanying statements of assets and liabilities of Frank Value Fund, ("Value Fund"), and Leigh Baldwin Total Return Fund (“Baldwin Fund”), both a series of the Frank Funds (the “Funds”), including the schedules of investments and schedule of call options written, as of June 30, 2016 and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the respective years or periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds were not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and cash owned as of June 30, 2016, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of June 30, 2016, the results of their operations for the year then ended, the statements of changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the respective years or periods presented in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania
August 24, 2016

FRANK FUNDS

EXPENSE ILLUSTRATION

JUNE 30, 2016 (UNAUDITED)

 Expense Example

As a shareholder of the Value Fund or Baldwin Fund, you typically incur two types of costs: (1) transactions costs, including, deferred sales, charges (loads) and redemption fees; and (2) ongoing costs, including management fees and distribution and/or service (12b-1) fees.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

With respect to the Funds the Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of January 1, 2016 through June 30, 2016.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

FRANK FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2016 (UNAUDITED)

Frank Value Fund - Investor Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2016	June 30, 2016	January 1, 2016 to June 30, 2016

Actual	$1,000.00	$1,031.45	$7.53
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.45	$7.47

* Expenses are equal to the Fund's annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Frank Value Fund - Class C
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2016	June 30, 2016	January 1, 2016 to June 30, 2016

Actual	$1,000.00	$1,027.14	$11.29
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.72	$11.22

* Expenses are equal to the Fund's annualized expense ratio of 2.24%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Frank Value Fund - Institutional Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2016	June 30, 2016	January 1, 2016 to June 30, 2016

Actual	$1,000.00	$1,032.79	$6.27
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.70	$6.22

* Expenses are equal to the Fund's annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Leigh Baldwin
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2016	June 30, 2016	January 1, 2016 to June 30, 2016

Actual	$1,000.00	$997.93	$8.69
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.16	$8.77

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

FRANK FUNDS

ADDITIONAL INFORMATION

JUNE 30, 2016 (UNAUDITED)

Each Fund’s Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 217-5426 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted proxies during the most recent 12-month period ended June 30 are available without charge upon request by (1) calling (888) 217-5426 and (2) from the documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Each Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on September 30 and March 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling (888) 217-5426.

Advisory Renewal Agreement

Frank Fund

The Management Agreement between the Trust and Frank Capital Partners LLC (“Frank Capital”) as to the Frank Value Fund was approved by the Board of Trustees (the “Trustees” or the “Board”), including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Management Agreement (collectively, the “Independent Trustees”), at an in-person meeting held on June 25, 2016.  The Trustees reviewed a memorandum describing the Trustees’ duties when considering the Management Agreement renewal.

 As to the nature, extent, and quality of the services provided by Frank Capital, the Board considered Frank Capital’s investment philosophy.  In addition, the Trustees reviewed Frank Capital’s Form ADV Parts 1 and 2, which described the operations and policies of Frank Capital.  The Trustees reviewed a report prepared by Frank Capital for the Trustees with information relevant to their deliberations (the “Report”).  The Report included information regarding, among other things, the personnel of Frank Capital and Frank Capital’s compliance activities.  Frank Capital certified to the Board that it had complied with the Trust’s Code of Ethics.  Based on this information and their discussions with the President of Frank Funds, the Trustees concluded that Frank Capital has provided high quality advisory services to the Frank Value Fund, and that the nature and extent of services provided by Frank Capital were reasonable and consistent with the Board’s expectations.

As to the Frank Value Fund’s performance, the Trustees reviewed information in the Report regarding the Frank Value Fund’s returns since inception and for the year ended March 31, 2016.  The Frank Value Fund’s performance was compared to the S&P 500

FRANK FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2016 (UNAUDITED)

Total Return Index as well as the Midcap Blend peer group. The Board noted that the Frank Value Fund’s performance exceeded the performance of the S&P 500 Total Return Index since inception.  After discussion with the President of the Trust, the Board concluded that using the S&P 500 Total Return and Midcap Blend Category are appropriate benchmarks for comparison purposes.

The Trustees reviewed information in the Report comparing the expense ratio of the Frank Value Fund to those of the peer group.  The Board noted that the Frank Value Fund's Investor Class net expense ratio is 1.49%, which is more than the 1.19% Morningstar peer group average but less than the peer group high of 4.46%. They further noted that the management fees for the Frank Value Fund are 0.99% while the peer group average is 0.94% and the high is 2.00%. The Board agreed that the total expense ratio compared favorably to the peer group and the management fee was fair and reasonable considering the assets in the Frank Value Fund.

As to profits realized by Frank Capital, the Board reviewed information regarding Frank Capital’s income and expense statement for calendar year 2015. The Board concluded that Frank Capital has adequate resources to fulfill its responsibilities under the Agreement.  The Board noted that it believes Frank Capital Partners LLC is doing a great job managing costs for the Frank Value Fund. They observed that Frank Capital Partners LLC is keeping costs low by performing much of the work that would normally be performed by third parties, such as preparation of Board minutes and exhibits. The Board then discussed additional benefits received by Frank Capital from the Frank Value Fund, and agreed there were none. They concluded that Frank Capital was not excessively profitable. A discussion of economies of scale involved future asset level of the Frank Value Fund.

As a result of their deliberations, the Trustees, including the Independent Trustees, determined that the overall arrangement provided under the terms of the Management Agreement was a reasonable business arrangement, and that the renewal of the Management Agreement was in the best interests of the Trust and the Frank Value Fund’s shareholders.  Accordingly, they approved the continuation of the Management Agreement for an additional year.

Baldwin Fund

The Management Agreement between the Trust and Leigh Baldwin & Co., LLC (“Leigh Baldwin”) as to the Leigh Baldwin Total Return Fund was approved by the Board of Trustees (the “Trustees” or the “Board”), including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Management Agreement (collectively, the “Independent Trustees”), at an in-person meeting held on June 25, 2016. The Trustees reviewed a memorandum describing the Trustees’ duties when considering the Management Agreement renewal.

 As to the nature, extent, and quality of the services provided by Leigh Baldwin, the Board considered Leigh Baldwin’s investment philosophy. In addition, the Trustees reviewed Leigh Baldwin’s Form ADV Parts 1 and 2, which described the operations and policies of Leigh Baldwin.  The Trustees reviewed a report prepared by Leigh Baldwin

FRANK FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2016 (UNAUDITED)

for the Trustees with information relevant to their deliberations (the “Report”).  The Report included information regarding, among other things, the personnel of Leigh Baldwin and Leigh Baldwin’s compliance activities. Leigh Baldwin certified to the Board that it had complied with the Trust’s Code of Ethics. Based on this information and their discussions with the President of Frank Funds, the Trustees concluded that Leigh Baldwin has provided high quality advisory services to the Leigh Baldwin Total Return Fund, and that the nature and extent of services provided by Leigh Baldwin were reasonable and consistent with the Board’s expectations.

As to the Leigh Baldwin Total Return Fund’s performance, the Trustees reviewed information in the Report regarding the Leigh Baldwin Total Return Fund’s returns since inception and for the year ended March 31, 2016.  The Leigh Baldwin Total Return Fund’s performance was compared to the HFRX Market Neutral Index as well as the Market Neutral peer group. The Board noted that the Leigh Baldwin Total Return Fund’s performance slightly trailed the performance of the HFRX Market Neutral Index since inception. After discussion with the President of the Trust, the Board concluded that using the HFRX Market Neutral Index and Market Neutral Category are appropriate benchmarks for comparison purposes.

The Trustees reviewed information in the Report comparing the expense ratio of the Leigh Baldwin Total Return Fund to those of the peer group.  The Board noted that the Leigh Baldwin Total Return Fund's net expense ratio is 1.75%, which is more than the 1.40% Morningstar peer group average but less than the median of 2.50%.  They further noted that the management fees for the Leigh Baldwin Total Return Fund are 0.45% while the peer group average is 0.90%. The Board agreed that the total expense ratio compared favorably to the peer group and the management fee was fair and reasonable considering the assets in the Leigh Baldwin Total Return Fund.

As to profits realized by Leigh Baldwin, the Board reviewed information regarding Leigh Baldwin’s income and expense statement for calendar 2015. The Board concluded that Leigh Baldwin has adequate resources to fulfill its responsibilities under the Agreement. The Board noted that it believes Frank Capital Partners LLC is doing a great job managing costs for the Leigh Baldwin Total Return Fund. They observed that Frank Capital Partners LLC is keeping costs low by performing much of the work that would normally be performed by third parties, such as preparation of Board minutes and exhibits. The Board then discussed additional benefits received by Leigh Baldwin from the Leigh Baldwin Total Return Fund, and agreed there were none. They concluded that Leigh Baldwin was not excessively profitable, and that a discussion of economies of scale was not relevant at this time due to the small size of the Leigh Baldwin Total Return Fund.

As a result of their deliberations, the Trustees, including the Independent Trustees, determined that the overall arrangement provided under the terms of the Management Agreement was a reasonable business arrangement, and that the renewal of the Management Agreement was in the best interests of the Trust and the Leigh Baldwin Total Return Fund’s shareholders.  Accordingly, they approved the continuation of the Management Agreement for an additional year.

FRANK FUNDS

BOARD OF TRUSTEES

JUNE 30, 2016 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Each Trustee has an indefinite term.

Name, Address and Age	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Jason W. Frey, 781 Crandon Blvd., Unit 602 Key Biscayne, FL 33149 Age: 37	Trustee since June 2004.	Software Developer, Red Hat Inc., an enterprise software company, December 2012 to present; ManageIQ, Inc., a virtualization software company, October 2007 to December 2012.	2	None
Hemanshu Patel 781 Crandon Blvd., Unit 602 Key Biscayne, FL 33149 Age: 32	Trustee since January 2010.	Vice President, North Castle Partners, private equity firm, February 2016 to present. Vice President, J. W. Childs Associates, private equity firm, November 2007 to February 2016.	2	None
Andrea Nitta 781 Crandon Blvd., Unit 602 Key Biscayne, FL 33149 Age: 34	Trustee since January 2010.	Accounting Manager, WEI Mortgage Corporation, May 2016 to present. Assistant Controller, Radiology Affiliates Imaging, March 2015 to November 2015; Senior Accountant, Security Atlantic Mortgage / REMM, mortgage company, May 2006 to March 2015.	2	None

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust. Each Trustee and Officer of the Trust has an indefinite term.

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Brian J. Frank[1] 781 Crandon Blvd., Unit 602 Key Biscayne, FL 33149 Age: 34	President, Treasurer, Chief Compliance Officer, and Trustee	Indefinite/ Treasurer, Secretary and Chief Compliance Officer, June 2004 – present; President, September 2009 – present	Chief Financial Officer of Frank Capital Partners LLC since June 2003	2	None
Monique M. Weiss[1] 781 Crandon Blvd., Unit 602 Key Biscayne, FL 33149 Age: 47	Secretary	Indefinite/ September 2009 – present	Self-employed, Consultant to mutual fund industry, 2006 – present.	N/A	None

1 Brian J. Frank is considered an “Interested” Trustee, as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Adviser.  Brian Frank and Monique Weiss are married.

Additional information regarding the Trustees and Officers is available in the Funds’ Statement of Additional Information.

This Page Was Left Blank Intentionally

This Page Was Left Blank Intentionally

Board of Trustees

Brian J. Frank

Jason W. Frey

Andrea Nitta

Hemanshu Patel

Investment Advisers

Frank Capital Partners, LLC

781 Crandon Blvd., Unit 602

Key Biscayne, FL 33149

Leigh Baldwin & Co., LLC

112 Albany Street, P.O. Box 660

Cazenovia, NY 13035

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

Huntington National Bank

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Value Fund and the Baldwin Fund. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert. This is because the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant's level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2016

$ 20,000

FY 2015

$ 19,500

(b)

Audit-Related Fees

Registrant

Adviser

FY 2016

$ 0

$ 0

FY 2015

$ 0

$ 0

 (c)

Tax Fees

Registrant

Adviser

FY 2016

$ 4,000

$ 0

FY 2015

$ 3,800

$ 0

Nature of the fees:

Preparation of tax returns

(d)

All Other Fees

Registrant

Adviser

FY 2016

$ 0

$ 0

FY 2015

$ 0

$ 0

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY 2016

$ 4,000

$ 0

FY 2015

$ 3,800

$ 0

(h)

Not applicable.  The auditor performed no services for the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herwith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Frank Funds

By /s/Brian J. Frank

     Brian J. Frank

     President and Treasurer

Date: September 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Brian J. Frank

     Brian J. Frank

     President and Treasurer

Date: September 8, 2016